Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2019 USD ($)
Federal research and development credits
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 20,084
Federal research and development credits | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2029-06
Federal research and development credits | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2039-06
State
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 12,449
Tax credit carryforwards, Indefinite	448
Loss carryforwards	$ 52,762
Tax credit carryforwards, expiration date	Indefinite
State | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2020-06
Loss carryforwards, expiration date	2020-06
State | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2039-06
Loss carryforwards, expiration date	2039-06
Federal
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 59,749
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration date	2020-06
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration date	2036-06
Foreign Taxing Jurisdictions
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1,088
Loss carryforwards	8,467
Loss carryforwards, Indefinite	$ 8,502
Loss carryforwards, expiration date	Indefinite
Foreign Taxing Jurisdictions | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2025-06
Loss carryforwards, expiration date	2021-06
Foreign Taxing Jurisdictions | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2027-06
Loss carryforwards, expiration date	2027-06